Amounts Receivable and Other Assets (Tables)	3 Months Ended
Jun. 30, 2022
Amounts Receivable and Other Assets
Schedule of amounts receivable and other assets
	June 30, 2022	March 31, 2022
	($)	($)
Sales tax refundable	81,333	25,354
Contribution receivable (note 7(b))	-	1
Prepaid	51,123	23,462
	132,456	48,817